Taxation - Components of Tax Expense (Income) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax on profits for the period	€ (117.5)	€ (44.8)	€ (66.4)
Adjustments in respect of prior periods	0.6	(7.6)	0.0
Total current tax expense and adjustments	(116.9)	(52.4)	(66.4)
Origination and reversal of temporary differences	116.3	(1.2)	9.7
Impact of change in tax rates	(55.1)	(16.8)	0.0
Total deferred tax expense and adjustments	61.2	(18.0)	9.7
Total tax expense	€ (55.7)	€ (70.4)	€ (56.7)